UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4520 Main Street, Suite 1425 Kansas City, MO	64111
(Address of principal executive offices)	(Zip code)

Matrix 360 Administration, LLC
4520 Main Street
Suite 1425
Kansas City, MO 64111

(Name and address of agent for service)

Registrant's telephone number, including area code: 877-244-6235

Date of fiscal year end:  02/28/2015

Date of reporting period: 02/28/2015

ITEM 1.	REPORTS TO SHAREHOLDERS

The Annual report to Shareholders of the Stringer Growth Fund, a series of the 360 Funds (the “registrant”), for the fiscal year ended February 28, 2015 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

Stringer Growth Fund Class A Shares (Ticker Symbol: SRGAX) Class C Shares (Ticker Symbol: SRGCX) Institutional Class Shares (Ticker Symbol: SRGIX) A series of the 360 Funds

ANNUAL REPORT
February 28, 2015

Investment Adviser

Stringer Asset Management, LLC
5050 Poplar Avenue, Suite 1103
Memphis, TN 38157

TABLE OF CONTENTS

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	2
INVESTMENT HIGHLIGHTS	4
SCHEDULE OF INVESTMENTS	6
STATEMENT OF ASSETS AND LIABILITIES	7
STATEMENT OF OPERATIONS	8
STATEMENT OF CHANGES IN NET ASSETS	9
FINANCIAL HIGHLIGHTS	10
NOTES TO FINANCIAL STATEMENTS	13
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	19
ADDITIONAL INFORMATION	20
EXPENSE EXAMPLES	23
BOARD APPROVAL OF RENEWAL OF INVESTMENT ADVISORY AGREEMENT	25

Dear Shareholders:

We are quite pleased with the results of the Stringer Growth Fund (the “Fund”) during the latest fiscal year ended February 28, 2015. During the fiscal year, the Fund had a return of 6.63%(a) versus 8.52% for the MSCI World Index(b) and 15.51% for the S&P 500 Total Return Index(c).

The shifting global economic and market environments created opportunities for the Portfolio Management Team at Stringer to adjust the Fund’s holdings, paring back in some areas where we felt the upside potential, and adding to areas that we thought offered a better risk/reward tradeoff.

Last summer we became concerned with oil price volatility and its impact on the prices of stocks within the U.S. energy sector. As a result of these concerns, we sold our tactical position in the energy sector. As it turned out, this sale occurred before the most dramatic price declines.

We purchased Japanese equities with the proceeds from the sale of energy equities, being careful to hedge foreign currency risk. We liked Japanese equities, currency hedged, partly due to what we saw as divergent central bank policies. While the U.S. Federal Reserve was winding down its expansionary monetary policy, we thought that the Bank of Japan would move in the opposite direction by expanding its balance sheet. This expectation did come to pass, resulting in an increase in the value of Japanese stocks and a decrease in the value of the yen compared to the U.S. dollar.

Similarly, we moved to hedge much of our exposure to the euro, and ultimately moved to overweight European equities, similar to our overweight to Japan.

In addition to the shifts outlined above, we increased our allocation to low volatility equities. While we have been constructive on the potential for global equity market returns, we had reduced our expectations relative to associated volatility risk. The tradeoff between potential equity market return and volatility became less attractive to us, so we reduced the Fund’s volatility profile.

The Stringer Growth Fund benefited significantly from these adjustments.

Note that the Stringer Growth Fund will typically have a larger allocation to U.S. stocks than foreign equities. As foreign equity markets have rallied of late, this bias towards domestic equities, especially those considered “value stocks”, has been a headwind.
Thank you for entrusting your assets to Stringer Asset Management.

Sincerely,

Gary Stringer, CFA
President of Stringer Asset Management LLC
April 13, 2015

Stringer Asset Management LLC | 6000 Poplar Avenue, Suite 250 | Memphis, TN 38119 | 901-800-2956 | info@stringeram.com

(a)	The performance information shown is for the Fund’s Institutional Shares. Please see the Total Return Table on the following pages for performance information on the Fund’s Class A and Class C shares. The performance information quoted assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-244-6235. Investors should consider the investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information about the Fund can be found in the Fund’s prospectus. Please read it carefully before investing.

(b)	The MSCI World Index is a free-float weighted equity index that includes developed world markets, and does not include emerging markets. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

(c)	The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

Stringer Asset Management LLC | 6000 Poplar Avenue, Suite 250 | Memphis, TN 38119 | 901-800-2956 | info@stringeram.com

Stringer Funds	ANNUAL REPORT

Stringer Growth Fund
INVESTMENT HIGHLIGHTS
February 28, 2015 (Unaudited)

The investment objective of the Stringer Growth Fund (the “Fund”) is long-term growth of capital. To meet its investment objective, the Fund will invest primarily in unaffiliated exchange-traded funds (“ETFs”). The underlying ETFs will invest in various securities including, but not limited to, domestic equity securities (including large, mid and small-cap stocks), stocks offered in international markets, including emerging markets, domestic fixed income securities, foreign debt securities, and cash or cash equivalents. The Fund may also invest in alternative sector ETFs, such as commodity and real estate ETFs. The Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets. The Fund seeks to avoid or minimize the effects of inflation on the portfolio. The Fund may also invest directly in domestic equity securities (including large, small and mid-cap stocks), stocks offered in international markets, including emerging markets, and unaffiliated open-end investment companies. At times, the Fund may also invest directly in fixed-income securities. These fixed-income securities, either held directly or through ETFs, may be domestic or foreign, corporate or sovereign, and of any quality or duration. Notwithstanding the foregoing, under normal market conditions, the Fund will generally allocate 100% of its investments to equity securities.

The percentages in the above graph are based on the portfolio holdings of the Fund as of February 28, 2015 and are subject to change.

Stringer Funds	ANNUAL REPORT

Stringer Growth Fund
INVESTMENT HIGHLIGHTS
February 28, 2015

(1)	The minimum initial investment for the Institutional Class shares is $1,000,000.

Returns as of February 28, 2015	One Year ended February 28, 2015	Since Inception of March 27, 2013 through February 28, 2014 (2)
Stringer Growth Fund Class A without sales charge	6.42%	10.96%
Stringer Growth Fund Class A with sales charge	0.57%	7.75%
Stringer Growth Fund Class C without CDSC	5.54%	10.10%
Stringer Growth Fund Class C with CDSC	5.54%	10.10%
Stringer Growth Fund Institutional Class	6.63%	11.22%
MSCI World Index	8.52%	14.76%
S&P 500 Total Return Index	15.51%	19.18%

(2)	Not Annualized.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-244-6235.

The above graph depicts the performance of the Stringer Growth Fund versus the S&P 500 Total Return Index and the MSCI World Index. The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally.  The MSCI World Index is a free-float weighted equity index that includes developed world markets, and does not include emerging markets.  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index and MSCI World Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising these indices; so too with the Stringer Growth Fund, which will generally not invest in all the securities comprising these indices.

Stringer Growth Fund	ANNUAL REPORT

SCHEDULE OF INVESTMENTS
February 28, 2015

	Shares	Fair Value

EXCHANGE-TRADED FUNDS - 94.54%

EQUITY FUNDS - 94.54%
First Trust Multi Cap Value AlphaDEX Fund	117,226	$5,658,499
Vanguard FTSE All-World ex-US ETF	99,471	4,932,767
Vanguard Value ETF	71,060	6,063,550
Alerian MLP ETF	111,460	1,901,508
Consumer Staples Select Sector SPDR Fund	47,152	2,358,071
IQ Merger Arbitrage ETF*	64,032	1,836,438
iShares MSCI All Country World Minimum Volatility ETF	86,437	6,209,634
iShares MSCI USA Momentum Factor ETF	54,319	3,870,772
iShares U.S. Healthcare ETF	16,447	2,516,391
SPDR S&P Transportation ETF	23,012	2,478,853
WisdomTree Europe Hedged Equity Fund	104,787	6,741,995
WisdomTree Japan Hedged Equity Fund	47,088	2,536,630
		47,105,108

TOTAL EXCHANGE-TRADED FUNDS (Cost $43,760,169)		47,105,108

SHORT TERM INVESTMENTS - 5.41%
Federated Government Obligations Fund - Institutional Shares, 0.01% (a) (Cost $2,696,817)	2,696,817	2,696,817

TOTAL INVESTMENTS (Cost $46,456,986) - 99.95%		$49,801,925
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.05%		22,443
NET ASSETS - 100%		$49,824,368

Percentages are stated as a percent of net assets.

*	Non-income producing security.
(a)	Rate shown represents the rate at February 28, 2015, is subject to change and resets daily.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
STRINGER GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES

February 28, 2015	ANNUAL REPORT

Assets:
Investments, at value (identified cost $46,456,986)	49,801,925
Receivables:
Interest	24
Fund shares sold	112,184
Prepaid expenses	8,969
Total assets	49,923,102

Liabilities:
Payables:
Fund shares redeemed	14,851
Due to advisor	40,636
Accrued distribution (12b-1) fees	14,592
Due to administrator	8,104
Accrued expenses	20,551
Total liabilities	98,734
Net Assets	$49,824,368

Sources of Net Assets:
Paid-in capital	$45,786,772
Undistributed net realized gain on investments	794,462
Accumulated net investment loss	(101,805)
Net unrealized appreciation on investments	3,344,939
Total Net Assets (Unlimited shares of beneficial interest authorized)	$49,824,368

Class A Shares:
Net assets applicable to 1,383,013 shares outstanding	$16,633,208
Net Asset Value Per Share	$12.03

Maximum Offering Price Per Share (a)	$12.73

Minimum Redemption Price Per Share (b)	$11.97

Class C Shares:
Net assets applicable to 1,352,891 shares outstanding	$16,157,367
Net Asset Value and Offering Price Per Share	$11.94

Minimum Redemption Price Per Share (c)	$11.82

Institutional Class Shares:
Net assets applicable to 1,413,649 shares outstanding	$17,033,793
Net Asset Value, Offering and Redemption Price Per Share	$12.05

(a)	A maximum sales charge of 5.50% is imposed on Class A shares.
(b)	Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 0.50% contingent deferred sales charge ("CDSC") on shares redeemed within one year from the date of purchase.
(c)	A contingent deferred sales charge ("CDSC") of 1.00% is imposed in the event of certain redemption transactions made within one year from the date of purchase.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
STRINGER GROWTH FUND
STATEMENT OF OPERATIONS

February 28, 2015	ANNUAL REPORT

For the
Year Ended
February 28, 2015

Investment income:
Dividends	$822,272
Interest	250
Total investment income	822,522

Expenses:
Management fees (Note 5)	325,568
Distribution (12b-1) fees - Class A	34,484
Distribution (12b-1) fees - Class C	112,448
Accounting and transfer agent fees and expenses	90,265
Audit fees	14,000
Miscellaneous	14,448
Custodian fees	11,167
Registration and filing fees	18,337
Legal fees	4,442
Trustee fees and expenses	9,048
Pricing fees	1,257
Reports to shareholders	737
Insurance	1,596
Total expenses	637,797
Less: fees waived and expenses absorbed	(11,090)
Net expenses	626,707

Net investment income	195,815

Realized and unrealized gain:
Net realized gain on:
Investments (a)	820,820
Net realized gain on investments	820,820

Net change in unrealized appreciation on:
Investments	1,834,400
Net change in unrealized appreciation	1,834,400

Net gain on investments	2,655,220

Net increase in net assets resulting from operations	$2,851,035

(a)	Includes capital gains distributions from underlying investments of $187,558.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
STRINGER GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

February 28, 2015	ANNUAL REPORT

	For the	For the
	Year Ended	Period Ended
	February 28, 2015	February 28, 2014 (a)

Increase (decrease) in net assets from:
Operations:
Net investment income	$195,815	$8,711
Net realized gain on investments	820,820	164,509
Net unrealized appreciation on investments	1,834,400	1,510,539
Net increase in net assets resulting from operations	2,851,035	1,683,759

Distributions to shareholders from:
Net investment income - Class A	(105,696)	(32,965)
Net investment income - Class C	(20,774)	(6,655)
Net investment income - Institutional Class	(127,574)	(12,667)
Net realized capital gains - Class A	(54,378)	(19,919)
Net realized capital gains - Class C	(47,574)	(12,615)
Net realized capital gains - Institutional Class	(50,314)	(6,067)
Total distributions	(406,310)	(90,888)

Capital share transactions (Note 3):
Increase in net assets from capital share transactions	24,467,027	21,319,745

Increase in net assets	26,911,752	22,912,616

Net Assets:
Beginning of period	22,912,616	-

End of period	$49,824,368	$22,912,616
Accumulated net investment loss	$(101,805)	$(43,576)

(a)	The Stringer Growth Fund commenced operations on March 27, 2013.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
STRINGER GROWTH FUND
FINANCIAL HIGHLIGHTS

February 28, 2015	ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Class A
	For the	For the
	Year Ended	Period Ended
	February 28, 2015	February 28, 2014 (a)

Net Asset Value, Beginning of Period	$11.42	$10.00

Investment Operations:
Net investment income	0.08	0.02
Net realized and unrealized gain on investments	0.65	1.46
Total from investment operations	0.73	1.48

Distributions:
From net investment income	(0.08)	(0.04)
From net realized capital gains	(0.04)	(0.02)
Total distributions	(0.12)	(0.06)

Net Asset Value, End of Period	$12.03	$11.42

Total Return (b)	6.42%	14.82%	(c)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$16,633	$10,942

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (e)	1.68%	2.40%	(d)
After fees waived and expenses absorbed (e)	1.65%	1.65%	(d)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed (e)	0.72%	(0.48)%	(d)
After fees waived and expenses absorbed (e)	0.75%	0.27%	(d)

Portfolio turnover rate	80%	53%	(c)

(a)	The Stringer Growth Fund commenced operations on March 27, 2013.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.
(e)	These ratios exclude the impact of the expenses of the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
STRINGER GROWTH FUND
FINANCIAL HIGHLIGHTS

February 28, 2015	ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Class C
	For the		For the
	Year Ended		Period Ended
	February 28, 2015		February 28, 2014 (a)

Net Asset Value, Beginning of Period	$11.37		$10.00

Investment Operations:
Net investment income (loss)	-	(b)	(0.02)
Net realized and unrealized gain on investments	0.63		1.42
Total from investment operations	0.63		1.40

Distributions:
From net investment income	(0.02)		(0.01)
From net realized capital gains	(0.04)		(0.02)
Total distributions	(0.06)		(0.03)

Net Asset Value, End of Period	$11.94		$11.37

Total Return (c)	5.54%		14.06%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$16,157		$7,571

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (f)	2.43%		3.15%	(e)
After fees waived and expenses absorbed (f)	2.40%		2.40%	(e)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed (f)	(0.03)%		(1.23)%	(e)
After fees waived and expenses absorbed (f)	0.00%		(0.48)%	(e)

Portfolio turnover rate	80%		53%	(d)

(a)	The Stringer Growth Fund commenced operations on March 27, 2013.
(b)	Net investment income per share was less than $0.01 per share for the year ended February 28, 2015.
(c)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Annualized.
(f)	These ratios exclude the impact of the expenses of the underlying investment companies in which the Fund invests

The accompanying notes are an integral part of these financial statements.

STRINGER FUNDS
STRINGER GROWTH FUND
FINANCIAL HIGHLIGHTS

February 28, 2015	ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Institutional Class
	For the	For the
	Year Ended	Period Ended
	February 28, 2015	February 28, 2014 (a)

Net Asset Value, Beginning of Period	$11.44	$10.00

Investment Operations:
Net investment income	0.08	0.04
Net realized and unrealized gain on investments	0.67	1.47
Total from investment operations	0.75	1.51

Distributions:
From net investment income	(0.10)	(0.05)
From net realized capital gains	(0.04)	(0.02)
Total distributions	(0.14)	(0.07)

Net Asset Value, End of Period	$12.05	$11.44

Total Return (b)	6.63%	15.12%	(c)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$17,034	$4,400

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed (e)	1.43%	2.15%	(d)
After fees waived and expenses absorbed (e)	1.40%	1.40%	(d)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed (e)	0.97%	(0.23)%	(d)
After fees waived and expenses absorbed (e)	1.00%	0.52%	(d)

Portfolio turnover rate	80%	53%	(c)

(a)	The Stringer Growth Fund commenced operations on March 27, 2013.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized.
(d)	Annualized.
(e)	These ratios exclude the impact of the expenses of the underlying investment companies in which the Fund invests

The accompanying notes are an integral part of these financial statements.

Stringer Funds	ANNUAL REPORT

Stringer Growth Fund
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2015

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Stringer Growth Fund (the “Fund”) is a series of 360 Funds (the “Trust”). The Trust was organized on February 25, 2005 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Fund is a non-diversified Fund. As a non-diversified Fund, it may invest a significant portion of its assets in a small number of companies. The Fund’s investment objective is long-term growth of capital. The Fund’s investment adviser is Stringer Asset Management, LLC (the “Adviser”). The Fund offers three classes of shares, Class A, Class C and Institutional Class shares. Each class of shares commenced operations on March 27, 2013. Each class differs as to sales and redemption charges and ongoing fees. Income and realized/unrealized gains or losses are allocated to each class based on relative share balances.

a)         Security Valuation – All investments in securities are recorded at their estimated fair value, as described in note 2.

b)         Exchange Traded Funds – The Fund may invest in Exchange Traded Funds (“ETFs”). ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF shareholders, such as a Fund, pay their proportionate share of these expenses. Your cost of investing in a Fund will generally be higher than the cost of investing directly in ETFs. By investing in a Fund, you will indirectly bear fees and expenses charged by the underlying ETFs in which a Fund invests in addition to a Fund's direct fees and expenses.

c)         Federal Income Taxes – The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of and during the fiscal year ended February 28, 2015, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax liability as income tax expense in the statement of operations. During the fiscal year ended February 28, 2015, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdictions as U.S. Federal and Delaware State. As required by GAAP, ASC 740, management has analyzed the Fund’s tax positions taken on Federal income tax returns for all open tax years (tax years ended 2014 and 2015) and has concluded that no provision for income tax is required in these financial statements.

d)         Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains.

e)         Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f)          Other – Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

g)         Non-Diversified Fund – The Fund is a non-diversified Fund. Non-diversified Funds may or may not have a diversified portfolio of investments at any given time, and may have large amounts of assets invested in a very small number of companies, industries or securities. Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in the Fund, because the value of each security will have a greater impact on the Fund’s performance and the value of each shareholder’s investment. When the value of a security in a non-diversified fund falls, it may have a greater impact on the Fund than it would have in a diversified fund.

Stringer Funds	ANNUAL REPORT

Stringer Growth Fund
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2015

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

(h)        Redemption fees – Shareholders that redeem shares within 30 days of purchase will be assessed a redemption fee of 0.50% of the amount redeemed. The redemption fee is paid directly to and retained by the Fund, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Fund. No redemption fees were paid to the Fund during the fiscal year ended February 28, 2015. A contingent deferred sales charge (“CDSC”) is imposed upon certain redemptions of Class A shares purchased at net asset value in amounts totaling $1 million if the dealer’s commission was paid by the underwriter and the shares are redeemed within one year from the date of purchase. The CDSC will be paid to the Distributor and will be equal to 0.50% of the lesser of (1) the net asset value at the time of purchase of the Class A shares being redeemed; or (2) the net asset value of such shares at the time of redemption. There were no CDSC Fees paid to the Distributor during the fiscal year ended February 28, 2015. A CDSC of 1.00% may be imposed on certain redemptions of Class C shares made within one year of their purchase. During the fiscal year ended February 28, 2015, CDSC Fees of $3,991 were paid to the Adviser.

2.	SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The company utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Stringer Funds	ANNUAL REPORT

Stringer Growth Fund
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2015

2.	SECURITIES VALUATIONS (continued)

Equity securities (common stock and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of February 28, 2015.

Stringer Growth Fund
Financial Instruments - Assets
Security Classification (1)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Exchange Traded Funds (2)	$47,105,108	$—	$47,105,108
Money Market Funds	2,696,817	—	2,696,817
Totals	$49,801,925	$—	$49,801,925

(1)	As of and during the fiscal year ended February 28, 2015, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.
(2)	All ETFs held in the Fund are Level 1 securities. For a detailed break-out of ETFs by investment type, please refer to the Schedule of Investments.

There were no transfers into and out of any Level during the fiscal year ended February 28, 2015. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

During the fiscal year ended February 28, 2015, no securities were fair valued.

3.	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the Stringer Growth Fund for the fiscal year ended February 28, 2015 were as follows:

	Sold	Redeemed	Reinvested	Net Increase
Class A
Shares	647,561	(235,405)	12,774	424,930
Value	$7,499,640	$(2,700,420)	$149,963	$4,949,183
Class C
Shares	755,455	(73,873)	5,171	686,753
Value	$8,697,514	$(847,752)	$60,347	$7,910,109
Institutional Class
Shares	1,113,818	(99,452)	14,556	1,028,922
Value	$12,591,506	$(1,154,946)	$171,175	$11,607,735

Stringer Funds	ANNUAL REPORT

Stringer Growth Fund
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2015

3.	CAPITAL SHARE TRANSACTIONS (continued)

Transactions in shares of capital stock for the Stringer Growth Fund for the period since inception from March 27, 2013 through February 28, 2014 were as follows:

	Sold	Redeemed	Reinvested	Net Increase
Class A
Shares	1,034,640	(81,134)	4,577	958,083
Value	$10,973,215	$(885,299)	$51,442	$10,139,358
Class C
Shares	677,540	(12,828)	1,426	666,138
Value	$7,188,173	$(141,370)	15,970	$7,062,773
Institutional Class
Shares	408,512	(25,314)	1,529	384,727
Value	$4,376,564	$(276,151)	17,201	$4,117,614

4.	INVESTMENT TRANSACTIONS

For the fiscal year ended February 28, 2015, aggregate purchases and sales of investment securities (excluding short-term investments) for the Stringer Growth Fund were as follows:

Purchases	Sales
$48,287,816	$25,871,024

There were no government securities purchased or sold during the period.

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser manages the operations of the Fund and manages the Fund’s investments in accordance with the stated policies of the Fund. As compensation for the investment advisory services provided to the Fund, the Adviser will receive a monthly management fee equal to an annual rate of 0.95% of the Fund’s net assets. For the fiscal year ended February 28, 2015, the Adviser earned $325,568 of advisory fees.

The Adviser and the Fund have entered into an Expense Limitation Agreement (“Expense Agreement”) under which the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, extraordinary expenses and payments, if any, under the Rule 12b-1 Plan) to not more than 1.40% for Class A shares, Class C shares, and Institutional Class Shares, respectively, of the average daily net assets of the Fund through at least July 1, 2016. It is expected that the Expense Agreement will continue from year-to-year provided such continuance is approved by the Board of Trustees of the Fund. For the fiscal year ended February 28, 2015, the Adviser waived advisory fees of $11,090.

If, at any time, the annualized expenses of the Fund are less than the annualized expense limitation ratios, the Fund would reimburse the Adviser for any fees previously waived and/or expenses previously assumed; provided, however, that repayment would be payable only to the extent that it (a) can be made during the three (3) years following the time at which the adviser waived fees or assumed expenses for the Fund, and (b) can be repaid without causing the expenses of the Fund to exceed the annualized expense limitation ratios. The cumulative unreimbursed amount paid and/or waived by the Adviser on behalf of the Fund are $75,089 and $11,090, and can be recouped no later than February 28, 2017, and February 28, 2018, respectively.

Stringer Funds	ANNUAL REPORT

Stringer Growth Fund
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2015

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

The Fund has entered into an Investment Company Services Agreement (“ICSA”) with Matrix 360 Administration, LLC (“M3Sixty”). Pursuant to the ICSA, M3Sixty will provide day-to-day operational services to the Fund including, but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund's portfolio securities; (d) pricing the Fund's shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Fund's legal compliance; (j) maintaining shareholder account records.

For the fiscal year ended February 28, 2015, M3Sixty earned $90,265, including out of pocket expenses with $8,104 remaining payable at February 28, 2015.

Certain officers and a Trustee of the Fund are also employees of M3Sixty.

The Fund has entered into a Distribution Agreement with Matrix Capital Group, Inc. (the “Distributor”). Pursuant to the Distribution Agreement, the Distributor will provide distribution services to the Fund. The Distributor serves as underwriter/distributor of the Fund.

The Distributor is an affiliate of M3Sixty.

The Fund has adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each class of shares. The Fund may expend up to 1.00% for Class C shares and up to 0.25% for Class A shares of the Fund’s average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Fund and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

The distribution plans for the Class A and Class C shares of the Fund took effect March 27, 2013. For the fiscal year ended February 28, 2015, the Fund accrued $34,484 in 12b-1 expenses attributable to Class A shares. For the fiscal year ended February 28, 2015, the Fund accrued $112,448 in 12b-1 expenses attributable to Class C shares.

6.	TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at February 28, 2015 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$ 46,482,894	$ 3,462,814	$ (143,783)	$ 3,319,031

The difference between book basis unrealized depreciation and tax-basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.

During the fiscal year ended February 28, 2015, the Fund distributed $406,310 of ordinary income. During the period since inception from March 27, 2013 through February 28, 2014, the Fund distributed $90,888 of ordinary income.

The Fund’s tax basis distributable earnings are determined only at the end of each fiscal year. As of February 28, 2015, the Fund’s most recent fiscal year end, the components of distributable earnings presented on an income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Post-December Ordinary Loss	Net Unrealized Appreciation	Total Distributable Earnings
$ 70,093	$ 750,282	$ (101,810)	$ 3,319,031	$ 4,037,596

Stringer Funds	ANNUAL REPORT

Stringer Growth Fund
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2015

6.	TAX MATTERS (continued)

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Fund’s carryforward losses, post-October losses and post-December losses are determined only at the end of each fiscal year. As of February 28, 2015, the Fund elected to defer net capital losses and net ordinary losses as indicated in the chart below:

Post-October Losses		Post-December Losses
Deferred	Utilized	Deferred	Utilized
$ -	$ -	$ 101,810	$ 43,576

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term. As of February 28, 2015, the Fund had no capital loss carryforwards for federal income tax purposes.

7.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

8.	SUBSEQUENT EVENTS

In accordance with GAAP, Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Stringer Growth Fund

We have audited the accompanying statement of assets and liabilities of the Stringer Growth Fund, (the "Fund") including the schedule of investments, as of February 28, 2015 and the related statement of operations, the statement of changes in net assets and the financial highlights for the year then ended, and the statement of changes in net assets and financial highlights for the period March 27, 2013 (commencement of investment operations) through February 28, 2014. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund was not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and cash owned as of February 28, 2015, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Stringer Growth Fund as of February 28, 2015, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended and the changes in net assets and financial highlights period March 27, 2013 (commencement of investment operations) through February 28, 2014, in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania
April 29, 2015

Stringer Funds	ANNUAL REPORT

Stringer Growth Fund
ADDITIONAL INFORMATION
February 28, 2015

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information - The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.

Tax information is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which was mailed in 2016 to determine the calendar year amounts to be included on their 2015 tax returns. Shareholders should consult their own tax advisors.

Trustees and Officers - Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust or the Funds, and their principal occupation during the past five years. As described above under “Description of the Trust”, each of the Trustees of the Trust will generally hold office indefinitely. The Officers of the Trust will hold office indefinitely, except that: (1) any Officer may resign or retire and (2) any Officer may be removed any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal. In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Adviser, are indicated in the table.

Name, Address and Year of Birth	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships Held
Independent Trustees
Art Falk 4520 Main Street Suite 1425 Kansas City, MO 64111 Year of Birth: 1937	Trustee	Since June 2011	Mr. Falk has retired from Murray Hill Financial Marketing, a financial marketing consulting firm. He was President of the Company from 1990 to 2012.	Fourteen	None
Thomas Krausz 4520 Main Street Suite 1425 Kansas City, MO 64111 Year of Birth: 1944	Trustee	Since June 2011	Mr. Krausz has been an independent management consultant to private enterprises since 2007.	Fourteen	None
Tom M. Wirtshafter 4520 Main Street Suite 1425 Kansas City, MO 64111 Year of Birth: 1954	Trustee	Since June 2011	Mr. Wirtshafter has been the Senior Vice President of each of American Portfolios Financial Services, a broker-dealer, and American Portfolios Advisors, an investment adviser, since 2009.	Fourteen	None

Stringer Funds	ANNUAL REPORT

Stringer Growth Fund
ADDITIONAL INFORMATION (continued)
February 28, 2015

Name, Address and Year of Birth	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships Held
Independent Trustees (continued)
Gary DiCenzo 4520 Main Street Suite 1425 Kansas City, MO 64111 Year of Birth: 1962	Trustee	Since September 2014
Gary DiCenzo is President and CEO of IMC Group, LLC. IMC Group provides strategic planning and consulting for asset managers firms. Prior to IMC Group, he was a board director for Scout Investment Advisors, CEO of Scout Distributors & president of Scout Family of Funds (2003-2010).
				Fourteen	None
Interested Trustee*
Randall K. Linscott 4520 Main Street Suite 1425 Kansas City, Missouri 64111 Year of Birth: 1971	President	Since July 2013
Mr. Linscott has been the Chief Operating Officer for M3Sixty Administration LLC since 2011. Prior to 2011, Mr. Linscott served as a Division Vice President at Boston Financial Data Services from 2005 until 2011.
				Fourteen	None
Officers
Robert S. Driessen 4520 Main Street Suite 1425 Kansas City, Missouri 64111 Year of Birth: 1947	Chief Compliance Officer and Secretary	Since July 2013
Chief Compliance Officer (since 2013) of Matrix 360 Administration, LLC (administrator and transfer agent to the Funds); Chief Compliance Officer and Secretary (since 2013) of 360 Funds Trust; formerly Senior Vice President and Chief Compliance Officer (2009 to 2012) for Aquila Distributors, Inc., and formerly Vice President and Chief Compliance Officer (2009 to 2012) of Aquila Investment Management LLC, the advisory affiliate of Aquila Distributors, Inc.
				N/A	N/A
Brandon Byrd 4520 Main Street Suite 1425 Kansas City, Missouri 64111 Year of Birth: 1981	Assistant Secretary	Since July 2013
Mr. Byrd has been the Director of Operations at M3Sixty Administration LLC since 2012. Prior to 2012, Mr. Byrd served as a Division Manager – Client Service Officer for Boston Financial Data Services from 2010 until 2012, and as a Group Manager for Boston Financial Data Services from 2007 until 2010.
				N/A	N/A
Larry Beaver 4520 Main Street Suite 1425 Kansas City, Missouri 64111 Year of Birth: 1969	Treasurer	Since March 2007	Mr. Beaver has been the Director of Fund Accounting & Administration for Matrix 360 Administration, LLC since February 2005.	N/A	N/A

Stringer Funds	ANNUAL REPORT

Stringer Growth Fund
ADDITIONAL INFORMATION (continued)
February 28, 2015

Name, Address and Year of Birth	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen	Other Directorships Held
Officers (continued)
Ted Akins 4520 Main Street Suite 1425 Kansas City, MO 64111 Year of Birth: 1974	Assistant Treasurer	Since June 2014
Mr. Akins leads the M3Sixty transfer agency Operations team. He brings 13 years of operations experience from Boston Financial Data Services where he led client services for the REITS Team, Institutional Team, PIMCO and RS Investments.
				N/A	N/A
Jeremiah Hierseman 4520 Main Street Suite 1425 Kansas City, MO 64111 Year of Birth: 1975	Assistant Treasurer	Since September 2014
Mr. Hierseman has been a member of the Fund Accounting Team at Matrix 360 Administration, LLC since September 2014. Mr. Hierseman was a Fund Manager at State Street Bank – Insurance Services Division from 2003 to 2014.
				N/A	N/A

*	The Interested Trustee is an Interested Trustee because he is an officer and employee of the Administrator.

Remuneration Paid to Trustees and Officers - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Each Trustee who is not an “interested person” receives a fee of $1,000 each year plus $125 per Board or committee meeting attended in person and $100 per meeting attended by telephone. The Trust reimburses each Trustee and officer for their travel and other expenses relating to attendance at such meetings.

Name of Trustee[1]	Aggregate Compensation From the Stringer Growth Fund[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Stringer Growth Fund Paid to Trustees[2]
Independent Trustees
Art Falk	$1,750	None	None	$1,750
Thomas Krausz	$1,750	None	None	$1,750
Tom M. Wirtshafter	$1,750	None	None	$1,750
Gary DiCenzo	$ 750	None	None	$ 750
Interested Trustees and Officers
Randall K. Linscott	None	Not Applicable	Not Applicable	None
Robert S. Driessen	None	Not Applicable	Not Applicable	None
Brandon Byrd	None	Not Applicable	Not Applicable	None
Larry Beaver	None	Not Applicable	Not Applicable	None

[1]	Each of the Trustees serves as a Trustee to the fourteen Funds of the Trust.
[2]	Figures are for fiscal year ended February 28, 2015.

Stringer Funds	ANNUAL REPORT

Information About Your Fund’s Expenses - (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as the sales charge (load) imposed on certain subscriptions and the contingent deferred sales charge (“CDSC”) imposed on certain short-term redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made at the beginning of the period). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), CDSC fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 09/01/14 through 02/28/15

	Beginning Account Value (09/01/2014)	Annualized Expense Ratio for the Period	Ending Account Value (02/28/2015)	Expenses Paid During Period (a)
Actual Fund Return (in parentheses)
Class A (+2.65%)	$1,000.00	1.65%	$1,026.50	$8.29
Class C (+2.22%)	$1,000.00	2.40%	$1,022.20	$12.03
Institutional Class (+2.77%)	$1,000.00	1.40%	$1,027.70	$7.04
Hypothetical 5% Fund Return
Class A	$1,000.00	1.65%	$1,016.60	$8.25
Class C	$1,000.00	2.40%	$1,012.90	$11.98
Institutional Class	$1,000.00	1.40%	$1,017.90	$7.00

(a)	Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-244-6235. Please read it carefully before you invest or send money.

Stringer Funds	ANNUAL REPORT

Information About Your Fund’s Expenses - (Unaudited)(continued)

Total Fund operating expense ratios as stated in the current Fund prospectus dated July 1, 2014 for the Fund were as follows:
Stringer Growth Fund Class A, gross of fee waivers or expense reimbursements	2.78%
Stringer Growth Fund Fund Class A, after waiver and reimbursement*	2.03%
Stringer Growth Fund Class C, gross of fee waivers or expense reimbursements	3.53%
Stringer Growth Fund Class C, after waiver and reimbursement*	2.78%
Stringer Growth Fund Institutional Class, gross of fee waivers or expense reimbursements	2.53%
Stringer Growth Fund Institutional Class, after waiver and reimbursement*	1.78%

* Stringer Asset Management, LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses, shareholder services fees, extraordinary expenses, interest and dividend expenses in connection with securities sold short, and payments, if any, under the Rule 12b-1 Plan) to not more than 1.40% through at least April 30, 2015. Subject to approval by the Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 1.40% expense limitation. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees’ approval. Total Gross Operating Expenses (Annualized) during the fiscal year ended February 28, 2015 were 1.68%, 2.43% and 1.43% for the Stringer Growth Fund Class A, Stringer Growth Fund Class C and Stringer Growth Fund Institutional Class shares, respectively. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 5) sections of this report for gross and net expense related disclosures during the fiscal year ended February 28, 2015.

360 FUNDS
BOARD APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT BY AND BETWEEN THE TRUST AND STRINGER ASSET MANAGEMENT, LLC

On December 10, 2014, the Board of Trustees (the “Board” or the “Trustees”) of the 360 Funds (the “Trust”), comprised entirely of Trustees who are not “interested persons” of the Trust, as that term is defined by Section 2(a)(19) of the Investment Company Act of 1940 (the “Independent Trustees”), met in person to review and discuss renewing the Investment Advisory Agreement between the Trust and Stringer Asset Management, LLC (the “Adviser”) with respect to the Stringer Growth Fund (the “Fund”).

With the assistance and advice of independent counsel, the Trustees had requested and received information prior to the meeting that they deemed relevant or necessary to consider in the renewal process. In addition, they received a memorandum from independent counsel discussing, among other things, the fiduciary duties and responsibilities of the Board in reviewing and considering renewal. The Trustees reviewed and discussed the foregoing information during a private session with their counsel and during the Board meeting. Counsel also reviewed with the Trustees the types of information and factors that they should and should not take into consideration in making their decision about renewal. Throughout the process the Trustees had the opportunity to ask questions, and answers to their questions were considered along with the other materials provided.

In assessing various factors in regard to renewal, the Board took into consideration information prepared for the renewal meeting, such as: (i) reports regarding the services and support to be provided to the Fund and their shareholders by the Adviser; (ii) information prepared by the Fund’s portfolio managers addressing the Adviser’s investment philosophy, investment strategy and operations; (iii) compliance reports and background concerning the Fund and the Adviser; (iv) proposed disclosure information to be contained in the registration statement of the Trust and the Form ADV of the Adviser; (v) information on relevant developments in the mutual fund industry and how the Fund and the Adviser proposed to respond to them; (vi) financial information about the Adviser; (vii) a description of the personnel at the Adviser involved with the Fund, their background, professional skills and accomplishments; (viii) information on investment advice, performance, summaries of proposed fund expenses, compliance program, current legal matters, and other general information about the Adviser; (ix) comparative expense and performance information for other mutual funds that are similar to the Fund; (x) where available, information about performance and fees relative to other accounts managed by the Adviser that might be considered comparable to the Fund in terms of investment style; and (xi) any soft-dollar or other “fall-out” or similar benefits to be realized by the Adviser from its relationship with the Fund.

The Board did not identify any particular factor or information that was most relevant to its consideration to renew the Investment Advisory Agreement and each Trustee may have afforded different weight to the various factors considered. Following is a summary of the Board’s consideration of various factors:

The Nature, Extent, and Quality of the Services Provided by the Adviser.

The Trustees considered various aspects of the nature, extent and quality of the services to be provided by the Adviser to the Fund. They considered the following, without limitation: the quality of the investment advisory services (including research and recommendations with respect to portfolio securities), to be provided; the background, experience and professional ability and skill of the portfolio management personnel assigned to the Fund, noting the commitment to hire and retain qualified personnel to work on behalf of the Fund and their shareholders; the processes used for formulating investment recommendations and assuring compliance with each Fund’s investment objectives and limitations, as well as for assuring compliance with regulatory requirements, specifically noting that the Adviser had not reported any material compliance matter over the last year; the manner in which the Adviser seeks to satisfy their obligation to assure “best execution” in connection with securities transactions placed for the Fund, noting the Adviser’s policies and procedures on trading and brokerage, as well as expected average brokerage commissions paid; the investment strategies and sources of information upon which the Adviser expects to rely in making investment decisions for the Fund; where applicable, the fees charged to and the performance of other accounts managed by the Adviser similar to the Fund; the oversight of the Fund’s portfolios by the Adviser; the Adviser’s succession plans and business continuity plans; and the coordination of services for the Fund among the service providers, Trust management and the Trustees.

After reviewing and considering the foregoing information and further information in the materials provided by the Adviser (including its Form ADV), the Board concluded, in light of all the facts and circumstances, that the expected nature, extent and quality of the services to be provided by the Adviser were satisfactory and adequate for the Fund.

The Costs of the Services to be provided and Profits Expected to be realized by the Adviser from its Relationships with the Fund.

In considering these factors, the Trustees took into consideration the overall expenses of each Fund, including the nature and frequency of advisory fee payments, the expected asset levels of each Fund and the gross and net expenses of the Fund as compared to gross and net expenses of a group of funds that may be considered similar, noting that the expenses of the Fund was within the range of expenses incurred by the other Fund in its group. The Trustees also took into consideration the information provided about the financial condition and profitability of the Adviser and the level of commitment to the Fund by the principals of the Adviser to their roles for the Fund.

The Trustees also considered the fees charged by the Adviser to comparable accounts – such as separately managed accounts -- they manage in a similar style and noted that, typically, the fees charged to the Fund were similar to fees charged to other accounts managed by the Adviser. The Trustees used this information as a potential gauge for what fees might be considered reasonable for similar investment services, although they also considered that accounts identified as similar for this purpose may also have material differences that impact their overall comparability, such as differences in the range of the investor base served by the account; the average account size; the customization of fees, services and reporting available; the daily liquidity, redemptions and turnover that might occur in a mutual fund that might not be the case in other accounts; the regulatory requirements applicable to a fund that do not apply to many non-fund accounts; and the Board oversight applicable to funds that does not apply to most other types of accounts; to name a few. The Trustees took into consideration these potential differences when assessing both performance and fee information with respect to comparable accounts.

After further consideration of these elements, the Board concluded, in light of all the facts and circumstances, that the costs of the services provided to the Fund and the profits expected to be realized by the Adviser from its relationship with the Fund were satisfactory.

Other Benefits Derived by the Adviser from its Relationships with the Fund and Conflicts of Interest.

The Trustees also considered other benefits that the Adviser derives from their relationship with the Fund (sometimes referred to as “fall-out” benefits) and conflicts of interest. In particular, the Trustees considered that the Adviser may use “soft dollars,” or Fund commissions, to obtain research, and noted in addition to the amount of soft dollars reported that (i) Adviser reports it will select broker-dealers on the basis of best execution, even though some of the broker-dealers it selects also provide research, (ii) the Adviser would only use “soft dollars” within the Section 28(e) safe harbor, which requires the Adviser to determine that the commissions paid were reasonable in relation to the value of the research received, and (iii) the Adviser would use the research received to implement its investment strategy generally, which benefits the Fund as well as the Adviser’s other accounts.

After reviewing and considering the foregoing information and other information they deemed relevant with regard to these matters, the Board concluded, in light of all the facts and circumstances, that the other benefits derived by the Adviser from its relationships with the Fund were satisfactory.

Economies of Scale.

The Trustees also considered the extent to which economies of scale would be realized if the Fund grows and whether the total expense ratios reflect those economies of scale for the benefit of the Funds' shareholders. In this regard, the Trustees considered the breakpoints in effect on the advisory fee schedule for the Fund at various asset levels, which are aimed at sharing with shareholders any economies of scale that are realized from Fund growth.

After considering these factors, the Board concluded, in light of all the facts and circumstances, that the fee levels and breakpoints were satisfactory and adequate to reflect economies of scale for the benefit of the Fund’s shareholders if the Fund grows.

Based on all of the information presented to the Board and its consideration of relevant factors, the Board, in the exercise of its reasonable business judgment, renewed the Investment Advisory Agreement, and determined that the compensation payable under each of the agreements was fair, reasonable and within a range of what could have been negotiated at arm’s-length in light of all the surrounding circumstances, including the services to be rendered and such other matters as the Board considered to be relevant.

360 FUNDS
4520 Main Street
Suite 1425
Kansas City, MO 64111

INVESTMENT ADVISER
Stringer Asset Management, LLC
5050 Poplar Avenue
Suite 1103
Memphis, TN 38157

ADMINISTRATOR & TRANSFER AGENT
Matrix 360 Administration, LLC
4520 Main Street
Suite 1425
Kansas City, MO 64111

DISTRIBUTOR
Matrix Capital Group, Inc.
419 Lafayette Street
New York, NY 10003

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Sanville & Company
1514 Old York Road
Abington, PA 19001

LEGAL COUNSEL
Graydon Head & Ritchey LLP
15 West Center Street
Lawrenceberg, IN 47025

CUSTODIAN BANK
Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
 Cincinnati, OH 45263

ITEM 2.	CODE OF ETHICS.

(a)
The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.
(d)	The registrant’s Code of Ethics is filed herewith.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)
Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $12,000 with respect to the registrant’s fiscal year ended February 28, 2015 and $12,000 with respect to the registrant’s fiscal year ended February 28, 2014.

(b)
Audit-Related Fees.  There were no fees billed during the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)
Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $2,000 with respect to the registrant’s fiscal year ended February 28, 2015 and $2,000 with respect to the registrant’s fiscal year ended February 28, 2014.  The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)
All Other Fees. The aggregate fees billed in last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 for the fiscal year ended February 28, 2015 and $0 for the fiscal year ended February 28, 2014.

(e)(1)
The audit committee does not have pre-approval policies and procedures.  Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X
f)
Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)
All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the last two fiscal years ended February 28, 2015 and February 28, 2014 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser during the last two fiscal years.

(h)	There were no non-audit services rendered to the registrant’s investment adviser.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULES OF INVESTMENTS

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Fund
By: Randy Linscott	/s/ Randy Linscott
President,
Date: May 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Randy Linscott	/s/ Randy Linscott
President
Date: May 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Larry E. Beaver, Jr.	/s/ Larry E. Beaver, Jr.
Treasurer
Date: May 1, 2015